SUBSEQUENT EVENTS (Details) - Q S I Operations Inc - USD ($)				3 Months Ended
	Jun. 10, 2021	Apr. 20, 2021	Feb. 17, 2021	Mar. 31, 2021
SUBSEQUENT EVENTS
Number of units granted				5,610,752
Amount of gross proceeds received	$ 511,176,000,000
Subsequent event
SUBSEQUENT EVENTS
Stock price			$ 16.08
Amount of gross proceeds received	$ 511,176
Subsequent event | Restricted stock units
SUBSEQUENT EVENTS
Number of units granted		270,000
Subsequent event | Stock options
SUBSEQUENT EVENTS
Number of options granted		1,550,000
Subsequent event | Performance shares
SUBSEQUENT EVENTS
Number of options granted		625,000
Merger Agreement | HighCape | Subsequent event | Contemplated Merger is Consummated Upon First 25 % of Awards will Cliff Vest on January 7, 2022
SUBSEQUENT EVENTS
Vesting percent			25.00%
Merger Agreement | HighCape | Subsequent event | Contemplated Merger is Consummated Upon Award Vesting in Full Upon CEO's Continued Employment
SUBSEQUENT EVENTS
Amount raised			$ 50,000,000
Stock price			$ 16.08
Trading days			20 days
Consecutive trading days			30 days
Merger Agreement | HighCape | Subsequent event | Chief Executive Officer | Restricted stock units | Contemplated Merger is Consummated Upon First 25 % of Awards will Cliff Vest on January 7, 2022
SUBSEQUENT EVENTS
Number of units granted			2,136,000
Merger Agreement | HighCape | Subsequent event | Chief Executive Officer | Restricted stock units | Contemplated Merger is Consummated Upon Award Vesting in Full Upon CEO's Continued Employment
SUBSEQUENT EVENTS
Number of units granted			569,000
Merger Agreement | HighCape | Subsequent event | General Counsel | Restricted stock units | Contemplated Merger is Consummated Upon First 25 % of Awards will Cliff Vest on January 7, 2022
SUBSEQUENT EVENTS
Number of units granted			213,600